PROPERTY AND EQUIPMENT - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,603	$ 1,130	$ 2,864	$ 2,163	$ 4,564	$ 1,679